Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Deferred tax assets	$ 824,000	$ 156,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	10 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	15 years